Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 28, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 1500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 1500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.95%	14.13%	12.79%
Davidson Multi-Cap Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.19%	12.65%	10.61%
Davidson Multi-Cap Equity Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.79%	10.76%	8.96%
Davidson Multi-Cap Equity Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.10%	9.64%	8.21%
Davidson Multi-Cap Equity Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.58%	13.74%	11.28%